LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Weighted-average interest rate on lease liabilities	8.68%
Expense relating to short-term leases for which recognition exemption has been used	$ 558	$ 567